1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Allison M Fumai allison.fumai@dechert.com +1 212 698 3526 Direct +1 698 698 3599 Fax

January 18, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:   Morgan Stanley ETF Trust

File Nos. 333-266913; 811-23820

Pre-Effective Amendment No. 3

Ladies and Gentlemen:

Enclosed for filing on behalf of Morgan Stanley ETF Trust (the “Trust”), a newly organized open-end management investment company, is Pre-Effective Amendment No. 3 to the Trust’s initial registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”) on Form N-1A (“Registration Statement”). The Registration Statement is marked to reflect all changes from the initial registration statement filed on December 23, 2022.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a subsequent pre-effective amendment to the Registration Statement.

No fee is required in connection with this filing. Please contact me at 212.698.3526 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Allison M. Fumai
Allison M. Fumai